Lease - Schedule of Minimum Future Rental Income (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Schedule of Minimum Future Rental Income [Abstract]
Year ending March 31, 2025	$ 103
Total minimum future rental income	$ 103